Fair Value (Details) - Schedule of Reconciliation of Fair Values - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Schedule Of Reconciliation Of Fair Values Abstract
Fair value balance at beginning of period	$ 9,265,000	$ 13,388,000	$ 14,607,000	$ 17,305,000	$ 17,305,000
Principal payments in cash and Common Stock	(1,500,000)		(7,929,457)	(5,380,000)
Change in fair value reported in the statements of operations	(185,000)	1,113,000	863,457	2,840,000
Change in fair value reported in other comprehensive loss	3,000	(26,000)	42,000	(290,000)
Fair value balance at end of period	$ 7,583,000	$ 14,475,000	$ 7,583,000	$ 14,475,000	$ 14,607,000